Stockholders' Equity (Details 2) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Aug. 31, 2010 Restricted stock	Dec. 31, 2010 Restricted stock	Nov. 30, 2011 Stock options	Apr. 30, 2010 Stock options	Feb. 28, 2006 Stock options	Sep. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2010 Stock options Minimum	Dec. 31, 2009 Stock options Minimum	Dec. 31, 2010 Stock options Maximum	Dec. 31, 2009 Stock options Maximum
Stockholders' Equity
Number of shares issued			30
Stock-based compensation expense (in dollars)	$ 21,000	$ 40,000	$ 10,000	$ 7,000					$ 36,000	$ 30,000
Vesting period			1 year						4 years
Number of shares authorized to be purchased									5,000
Number of shares granted					2,250	1,333	2,950	3,461	2,250	176
Outstanding options fully vested									1,000
Unrecognized stock compensation expense (in dollars)									43,000
Period for realization of unrecognized compensation		3 years 1 month 6 days							3 years 10 months 24 days
Assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation
Risk-free interest rate (as a percent)									0.93%	2.01%
Dividend yield (as a percent)									0.00%	0.00%
Expected life									5 years	4 years
Volatility (as a percent)									130.00%	106.10%
Options, Shares
Outstanding at beginning of year (in shares)								2,426	316	203
Granted (in shares)					2,250	1,333	2,950	3,461	2,250	176
Exercised (in shares)									0
Expired or forfeited (in shares)									(140)	(63)
Outstanding at end of period (in shares)								5,887	2,426	316
Exercisable at end of year (in shares)								4,637	1,176	316
Options, Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)								$ 53.60	$ 322.00	$ 514.00	$ 40.00	$ 228.00	$ 228.00	$ 440.00
Granted (in dollars per share)								$ 11.56	$ 40.00	$ 228.00
Exercised (in dollars per share)									$ 0.00
Expired or forfeited (in dollars per share)									$ 440.00	$ 682.00
Outstanding at end of period (in dollars per share)								$ 28.88	$ 53.60	$ 322.00	$ 40.00	$ 228.00	$ 228.00	$ 440.00
Weighted-average fair value of options granted during the year (in dollars per share)								$ 9.34	$ 34.20	$ 164.00
Options, Weighted-Average Remaining Contractual Term
Outstanding at end of year								4 years 6 months	4 years 9 months 18 days
Exercisable at end of year								4 years 7 months 6 days	4 years 8 months 12 days
Options, Aggregate Intrinsic Value
Outstanding at end of year (in dollars)								4,578	0
Exercisable at end of year (in dollars)								$ 4,578	$ 0